Net Income Per Share (Details) - Schedule of basic and diluted net income per ordinary share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Basic:
Net income from continuing operations (in Yuan Renminbi)	¥ 192,554	$ 27,659	¥ 617,095	¥ 446,236
Net income from discontinued operations (in Yuan Renminbi) | ¥				5,480
Net income (in Yuan Renminbi)	192,554	27,659	617,095	451,716
Less: Net income attributable to the noncontrolling interests (in Yuan Renminbi)	3,622	520	7,180	2,488
Net income attributable to the Company’s shareholders (in Yuan Renminbi)	¥ 188,932	$ 27,139	¥ 609,915	¥ 449,228
Weighted average number of ordinary shares outstanding (in Shares)	1,092,601,338	1,092,601,338	1,239,264,464	1,231,698,725
Basic net income from continuing operations per ordinary share | (per share)	¥ 0.17	$ 0.02	¥ 0.49	¥ 0.36
Basic net income from discontinued operations per ordinary share | (per share)	0.00	0.00	0.00	0.00
Basic net income per ordinary share | (per share)	0.17	0.02	0.49	0.36
Basic net income from continuing operations per ADS | (per share)	3.46	0.50	9.84	7.20
Basic net income from discontinued operations per ADS | (per share)	0.00	0.00	0.00	0.09
Basic net income per ADS | (per share)	¥ 3.46	$ 0.50	¥ 9.84	¥ 7.29
Diluted:
Net income from continuing operations (in Yuan Renminbi)	¥ 192,554	$ 27,659	¥ 617,095	¥ 446,236
Net income from discontinued operations (in Yuan Renminbi) | ¥				5,480
Net income (in Yuan Renminbi)	192,554	27,659	617,095	451,716
Less: Net income attributable to the noncontrolling interests (in Yuan Renminbi)	3,622	520	7,180	2,488
Net income attributable to the Company’s shareholders (in Yuan Renminbi)	¥ 188,932	$ 27,139	¥ 609,915	¥ 449,228
Weighted average number of ordinary shares outstanding (in Shares)	1,092,601,338	1,092,601,338	1,239,264,464	1,231,698,725
Weighted average number of dilutive potential ordinary shares from share options (in Shares)	628,098	628,098	1,589,570	29,524,324
Total (in Shares)	1,093,229,436	1,093,229,436	1,240,854,034	1,261,223,049
Diluted net income from continuing operations per ordinary share | (per share)	¥ 0.17	$ 0.02	¥ 0.49	¥ 0.36
Diluted net income from discontinued operations per ordinary share | (per share)	0.00	0.00	0.00	0.00
Diluted net income per ordinary share | ¥ / shares	0.17		0.49	0.36
Diluted net income from continuing operations per ADS | (per share)	3.46	0.50	9.83	7.20
Diluted net income from discontinued operations per ADS | (per share)	0.00	$ 0.00	0.00	0.09
Diluted net income per ADS | ¥ / shares	¥ 3.46		¥ 9.83	¥ 7.29